Deferred Income for Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment prohibited from selling period	5 years
Property, plant and equipment	€ 83,054	€ 85,306	€ 102,523
Property, Plant and Equipment Related to Government Grants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	€ 4,607